Regulatory Matters - Additional Information (Detail)	Dec. 31, 2019
Regulatory Assets and Liabilities Disclosure [Abstract]
Minimum percentage of institution-specific capital buffer	0.0250
Percentage of capital conservation buffer	0.037504